Expense Example, No Redemption - Western Asset Ultra-Short Income Fund	May 31, 2026 USD ($)
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 111
Expense Example, No Redemption, 3 Years	346
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	259
Expense Example, No Redemption, 10 Years	594
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	216
Expense Example, No Redemption, 10 Years	490
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	877
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,535
Class C1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	470
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	$ 1,595